Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 111,000	$ 136,000	$ 350,452	$ 451,500	$ 587,500	$ 734,666
Cost of sales	367,161	168,168	1,146,626	659,175	929,484	1,088,131
Gross loss	(256,161)	(32,168)	(796,174)	(207,675)	(341,984)	(353,465)
General and administrative expenses	749,992	262,748	2,803,258	906,831	1,863,029	1,006,286
Loss from operations	(1,006,153)	(294,916)	(3,599,432)	(1,114,506)	(2,205,013)	(1,359,751)
Other income (expense)
Interest expense	(30,247)	(35,157)	(95,091)	(103,300)	(142,402)	(144,656)
Interest income	7,478		7,478
Amortization of debt discount				(31,677)	(31,677)	(133,296)
Loss on lease termination	(15,018)		(15,018)		15,018
Total other income (expense)	(37,787)	(35,157)	(102,631)	(134,977)	(174,079)	(277,952)
Net loss	$ (1,043,940)	$ (330,073)	$ (3,702,063)	$ (1,249,483)	$ (2,379,092)	$ (1,637,703)